                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT-II

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 7 THROUGH 8 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
            (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -            0.27%         1.03%          0.00%       1.30%
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                0.58%         0.22%          0.00%       0.80%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                     0.44%         0.22%          0.00%       0.66%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                        0.57%         0.21%          0.00%       0.78%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                          0.47%         0.58%          0.00%       1.05%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                            1.00%         0.25%          0.00%       1.25%
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging        0.69%         0.61%          0.00%       1.30%
Markets Fund
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley Real        1.00%         0.08%          0.00%       1.08%
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

--------------------------------------------------------------------------------------------------------------------
                                                                Management      Other        12b-1      Total Mutual
                                                                   Fees       Expenses       Fees       Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -             0.80%        1.25%        0.00%          2.05%
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                 0.60%        0.22%        0.00%          0.82%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                      0.50%        0.22%        0.00%          0.72%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                         0.40%        0.21%        0.00%          0.61%
--------------------------------------------------------------------------------------------------------------------


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APO-1828-10



-----------------------------------------------------------------------------------------------------------------------
                                                                Management      Other        12b-1      Total Mutual
                                                                   Fees       Expenses       Fees       Fund Expenses
-----------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                         0.59%        0.21%        0.00%          0.80%
-----------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                           0.90%        0.58%        0.00%          1.48%
-----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%        0.61%        0.00%          1.61%
Markets Fund
-----------------------------------------------------------------------------------------------------------------------

2. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "EXAMPLE" CHART LOCATED ON PAGES 9 THROUGH 11 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.30%). The example also reflects the maximum $30 Contract Maintenance Charge expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size issued under this prospectus is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

--------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract  If you do not surrender your   If you annuitize your contract
                              at the end of the applicable    contract at the end of the     at the end of the applicable
                                      time period               applicable time period                time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter      98     130    172     307      28    85     145     307      *     85     145      307
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio
--------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation       92     114    146     255      22    69     119     255      *     69     119      255
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund       91     110    138     240      21    65     111     240      *     65     111      240
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          90     106    132     228      20    61     105     228      *     61     105      228
--------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          92     114    145     253      22    69     118     253      *     69     118      253
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap       95     122    159     281      25    77     132     281      *     77     132      281
Value Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           97     128    169     302      27    83     142     302      *     83     142      302
Company Fund
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     98     130    172     307      28    85     145     307      *     85     145      307
Trust - Worldwide Emerging
Markets Fund
--------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment      95     123    160     284      25    78     133     284      *     78     133      284
Trust - Morgan Stanley Real
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------------


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APO-1828-10

3. THE FIRST PARAGRAPH OF THE "DOLLAR COST AVERAGING" PROVISION ON PAGES 39 THROUGH 40 OF YOUR PROSPECTUS IS AMENDED TO DELETE THE FOLLOWING SENTENCE:

     "Contract owners may participate in this program if their contract value is $15,000 or more."

4. THE LAST SENTENCE OF THE FIRST PARAGRAPH OF THE "DEATH OF CONTRACT OWNER--NON-QUALIFIED CONTRACTS" PROVISION ON PAGE 42 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     "If no contingent owner is named, the annuitant becomes the contract owner."

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APO-1828-10